Long-Term Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	June 30, 2016	December 31, 2015
	$	$
Revolving Credit Facilities	1,365,156	1,500,848
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through May 2020	597,845	621,957
U.S. Dollar-denominated Term Loans due through 2028	3,828,077	4,020,665
U.S. Dollar Bonds due through 2024	474,839	502,449
Euro-denominated Term Loans due through 2023	239,792	241,798
Total Principal	7,098,366	7,480,374
Unamortized discount and debt issuance costs	(97,729)	(96,288)
Total debt	7,000,637	7,384,086
Less current portion	(1,059,354)	(1,106,104)
Long-term portion	5,941,283	6,277,982

As of June 30, 2016, the Company had 13 revolving credit facilities (or the Revolvers) available, which, as at such date, provided for aggregate borrowings of up to $1.7 billion, of which $0.3 billion was undrawn. Interest payments are based on LIBOR plus margins; at June 30, 2016 and December 31, 2015, the margins ranged between 0.45% and 4.00% and between 0.45% and 3.95%, respectively. At June 30, 2016 and December 31, 2015, the three-month LIBOR was 0.63% and 0.61%, respectively. The aggregate amount available under the Revolvers is scheduled to decrease by $402.6 million (remainder of 2016), $291.0 million (2017), $586.4 million (2018), $43.0 million (2019) and $369.1 million (thereafter). The Revolvers are collateralized by first-priority mortgages granted on 70 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts. Included in other security, as of June 30, 2016, are 38.2 million common units of Teekay Offshore, 25.2 million common units of Teekay LNG and 16.8 million Class A common shares in Teekay Tankers, which secure a $150.0 million revolving credit facility.
The Company’s 8.5% senior unsecured notes (or the 8.5% Notes) are due January 15, 2020 with an original principal amount of $450 million (The Original Notes). The Original Notes issued on January 27, 2010 were sold at a price equal to 99.181% of par. In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Notes) at 99.01% of face value, plus accrued interest from July 15, 2015. The Notes are an additional issuance of the Company's Original Notes (cumulatively referred to as the 8.5% Notes). The Notes were issued under the same indenture governing the Original Notes, but will not be fungible with the Original Notes unless and until such time as the Notes are exchanged for additional Original Notes pursuant to the terms of a registration rights agreement. On August 16, 2016 the Company commenced a registered exchange offer to exchange up to $200 million of the Original Notes for a like principal amount of newly issued, registered 8.5% Senior Notes due 2020. The discount on the 8.5% Notes is accreted through the maturity date of the notes using the effective interest rate of 8.670% per year.
The Company capitalized issuance costs of $13.3 million, which will be amortized to interest expense over the term of the 8.5% Notes. As of June 30, 2016, the unamortized balance of the capitalized issuance cost was $6.6 million which is recorded in long-term debt in the consolidated balance sheet. The 8.5% Notes rank equally in right of payment with all of Teekay's existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay's subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.

The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date. During 2014, the Company repurchased the principal amount of $57.3 million of the 8.5% Notes at a premium of $7.7 million and such amount was reflected in other income in the Company’s consolidated statements of (loss) income.
Teekay Offshore and Teekay LNG issued in the Norwegian bond market a total of NOK 5.5 billion of senior unsecured bonds that mature through May 2020. Senior unsecured bonds in an aggregate principal amount of NOK 500 million matured in January 2016. As of June 30, 2016, the carrying amount of the remaining NOK 5.0 billion senior unsecured bonds was $597.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin which ranges from 3.70% to 5.75%. The Company entered into cross currency swaps to swap all interest and principal payments of the bonds into US Dollars, with the interest payments fixed at a rates ranging from 5.92% to 8.84%, and the transfer of the principal amount fixed at $816.1 million upon maturity in exchange for NOK 5.0 billion (see Note 15). In June 2016 Teekay Offshore amended certain of the bond agreements to extend the maturity dates of the senior unsecured bonds. The maturity date for bonds in an aggregate principal amount of NOK 600 million was extended to November 2018, with two interim installments of NOK 180 million each due in October 2016 and October 2017. The maturity date for bonds in an aggregate principal amount of NOK 800 million was extended to December 2018, with one interim installment of NOK 160 million in January 2018 with the remaining balance of NOK 640 million repayable in December 2018 at 103%.
As of June 30, 2016, the Company had 23 U.S. Dollar-denominated term loans outstanding, which totaled $3.8 billion in aggregate principal amount (December 31, 2015 – $4.0 billion). Certain of the term loans with a total outstanding principal balance of $37.7 million as at June 30, 2016 (December 31, 2015 – $48.6 million) bear interest at a weighted-average fixed rate of 2.9% (December 31, 2015 – 4.0%). Interest payments on the remaining term loans are based on LIBOR plus a margin. At June 30, 2016 and December 31, 2015, the margins ranged between 0.3% and 3.50%. At June 30, 2016 and December 31, 2015, the three-month LIBOR was 0.63% and 0.61%, respectively. The term loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby, and 20 of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 44 (December 31, 2015 – 67) of the Company’s vessels, together with certain other security. In addition, at June 30, 2016, all but $60.4 million (December 31, 2015 – $64.6 million) of the outstanding term loans were guaranteed by Teekay or its subsidiaries.
During May 2014, Teekay Offshore issued $300 million of five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As of June 30, 2016, the carrying amount of the bonds was $300 million. The bonds were listed on the New York Stock Exchange in June 2014. The interest payments on the bonds are fixed at a rate of 6.0%.
In September 2013 and November 2013, Teekay Offshore issued a total of $174.2 million of ten-year senior bonds that mature in December 2023 and that were issued in a U.S. private placement to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. Teekay Offshore made semi-annual repayments on the bonds and as of June 30, 2016, the carrying amount of the bonds was $149.4 million.
In February 2015, Teekay Offshore issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. As of June 30, 2016, the carrying amount of the bonds was $25.4 million. The interest payments on the bonds are fixed at an annual rate of 4.27%. The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit together with other related security and are guaranteed by Teekay Offshore.
Teekay LNG has two Euro-denominated term loans outstanding, which, as at June 30, 2016, totaled 215.9 million Euros ($239.8 million) (December 31, 2015 – 222.7 million Euros ($241.8 million)). Interest payments on the loans are based on EURIBOR plus margins. At June 30, 2016 and December 31, 2015, the margins ranged between 0.6% and 2.25% and the one-month EURIBOR at June 30, 2016 was (0.36)% (December 31, 2015 – (0.21%)). The Euro-denominated term loans reduce in monthly payments with varying maturities through 2023, are collateralized by first-priority mortgages on two of the Company’s vessels, together with certain other security, and are guaranteed by Teekay LNG and one of its subsidiaries.
Both Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s NOK-denominated bonds, the Company’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Company’s cross currency swaps, the Company recognized foreign exchange losses of $15.2 million (2015 – $1.6 million loss) and $25.7 million (2015 – $15.9 million gain) during the three and six months ended June 30, 2016, respectively.
The weighted-average effective interest rate on the Company’s aggregate long-term debt as at June 30, 2016 was 3.7% (December 31, 2015 – 3.4%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).
The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to June 30, 2016, including the impact of refinancing $150 million of an existing revolving credit facility relating to Teekay Parent’s three directly-owned FPSO units, are $0.5 billion (remainder of 2016), $1.1 billion (2017), $1.7 billion (2018), $1.0 billion (2019), $1.1 billion (2020) and $1.7 billion (thereafter).
Among other matters, the Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and 10 loan agreements require the maintenance of vessel market value to loan ratios. As at June 30, 2016, these ratios ranged from 119.5% to 201.8% compared to their minimum required ratios of 105% to 125%. The vessel values used in these ratios are the appraised values prepared by the Company based on second-hand sale and purchase market data. Changes in the conventional tanker, FPSO, towage, UMS, and shuttle tankers markets and a weakening of the LNG/LPG carrier market could negatively affect the Company's compliance with these ratios. Certain loan agreements require that a minimum level of free cash be maintained and as at June 30, 2016 and December 31, 2015, this amount was $100.0 million. Most of the loan agreements also require that the Company maintain an aggregate minimum level of free liquidity and undrawn revolving credit lines with at least six months to maturity, in amounts ranging from 5% to 7.5% of total debt. As at June 30, 2016, this aggregate amount was $384.8 million (December 31, 2015 - $410.5 million). As at June 30, 2016, the Company was in compliance with all covenants required by its credit facilities and other long-term debt.